Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Software | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Estimated useful lives	1 year
Software | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Estimated useful lives	10 years
License | Minimum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Estimated useful lives	3 years
License | Maximum
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Estimated useful lives	10 years